Schedule of property and equipment, net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 135	$ 178	$ 82
Less: accumulated depreciation	(89)	(117)	(58)
Net book value	46	61	24
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	61	81	81
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1	1	1
Operating Lease Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Total	$ 73	$ 96